Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FAIRHOLME FUNDS INC
Entity Central Index Key	0001096344
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000023273
Shareholder Report [Line Items]
Fund Name	The Fairholme Fund
Trading Symbol	FAIRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about The Fairholme Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.fairholmefunds.com/prospectus. You can also request this information by contacting us at (866) 202-2263.
Additional Information Phone Number	(866) 202-2263
Additional Information Website	www.fairholmefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as percentage of a $10,000 investment
The Fairholme Fund	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
The Fairholme Fund	4.17%	11.81%	5.99%
S&P 500 Index	33.89%	15.77%	13.35%

AssetsNet	$ 1,202,463,255
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 10,519,492
InvestmentCompanyPortfolioTurnover	2.97%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,202,463,255
# of Portfolio Holdings	13
Portfolio Turnover Rate	2.97%
Advisory Fees Paid	$10,519,492

Holdings [Text Block]

Top Holdings

The St. Joe Co.	73.7%
Enterprise Products Partners LP	8.5%
Energy Transfer LP	1.4%
Imperial Metals Corp.	0.7%
Federal National Mortgage Association	0.2%
Bank OZK	0.2%

Material Fund Change [Text Block]
C000082377
Shareholder Report [Line Items]
Fund Name	The Fairholme Focused Income Fund
Trading Symbol	FOCIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about The Fairholme Focused Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.fairholmefunds.com/prospectus. You can also request this information by contacting us at (866) 202-2263.
Additional Information Phone Number	(866) 202-2263
Additional Information Website	www.fairholmefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as percentage of a $10,000 investment
The Fairholme Focused Income Fund	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
The Fairholme Focused Income Fund	20.94%	9.20%	6.99%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.53%

AssetsNet	$ 218,894,731
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 1,658,006
InvestmentCompanyPortfolioTurnover	47.45%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$218,894,731
# of Portfolio Holdings	17
Portfolio Turnover Rate	47.45%
Advisory Fees Paid	$1,658,006

Holdings [Text Block]

Top Holdings

Enterprise Products Partners LP	32.1%
Bank OZK	10.7%
W. R. Berkley Corp.	5.5%
Federal Home Loan Mortgage Corp.	2.1%
CF Industries Holdings, Inc.	1.6%
Liberty Energy, Inc.	0.3%
Diamondback Energy, Inc.	0.1%
Chevron Corp.	0.1%
Occidental Petroleum Corp.	0.1%
EOG Resources, Inc.	0.0%

Material Fund Change [Text Block]